UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania   November 14, 2003

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         50

Form 13F Information Table Value Total:         $534,809,648

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505    24,717,311  1,146,975  Sole           764,900   382,075
Aldila Inc.                  Com    014384101       207,751     79,598  Sole                 0    79,598
AOL Time Warner              Com    00184A105    13,116,689    868,080  Sole           761,700   106,380
Apria Healthcare             Com    037933108    17,161,921    626,805  Sole           278,100   348,705
Artesyn Technologies Inc.    Com    043127109    10,234,910  1,350,252  Sole         1,344,552     5,700
Barrick Gold Corp.           Com    067901108       940,220     49,932  Sole                 0    49,932
Bell South Corp.             Com    079860102    17,052,205    720,110  Sole           428,000   292,110
BJ's Wholesale Club          Com    05548J106    17,597,839    908,510  Sole           454,900   453,610
Borders Group Inc.           Com    099709107     3,836,257    202,762  Sole                 0   202,762
Cal Dive International       Com    127914109     4,883,353    250,300  Sole                 0   250,300
California Amplifier Inc.    Com    129900106     1,232,160    241,600  Sole           241,600         0
Capital One Financial        Com    14040H105    27,247,723    477,695  Sole           307,000   170,695
Ceragon Networks Ltd         Com    M22013102     4,002,975    889,550  Sole           889,550         0
Citigroup Inc.               Com    172967101    22,656,220    497,829  Sole           293,700   204,129
Cold Metal Products          Com    192861102             1     12,200  Sole                 0    12,200
Cole National Corp.          Com    193290103    20,175,008  1,619,182  Sole           748,750   870,432
Cooper Tire & Rubber         Com    216831107     7,221,808    455,060  Sole                 0   455,060
Cross Country Healthcare Inc Com    22748P105     9,657,256    689,804  Sole           630,154    59,650
Dawson Geophysical           Com    239359102     3,303,631    479,482  Sole                 0   479,482
Ditech Communications        Com    25500M103     9,278,592  1,059,200  Sole           839,300   219,900
Dycom Industries             Com    267475101     5,536,905    271,550  Sole                 0   271,550
Fairchild Semiconductor      Com    303726103    21,891,403  1,320,350  Sole           886,100   434,250
Federal National Mortgage    Com    313586109    38,719,301    551,557  Sole           411,750   139,807
First Avenue Networks Inc.   Com    31865X106     1,984,660  4,816,268  Sole         3,692,621 1,123,647
Gundle/SLT Environmental Inc Com    402809107     8,736,453    569,150  Sole           172,000   397,150
ICN Pharmaceuticals Inc.     Com    448924100     5,673,096    330,600  Sole           290,400    40,200
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    14,567,806    360,857  Sole           164,800   196,057
Medco Health Services        Com                  1,008,556     38,895  Sole            23,541    15,354
Merck & Co.                  Com    589331107    16,367,977    323,350  Sole           195,200   128,150
Motorola                     Com    620076109     6,330,716    529,767  Sole                 0   529,767
MPS Group                    Com    607830106     4,748,400    527,600  Sole                 0   527,600
Newmont Mining               Com    651639106     6,358,100    162,653  Sole                 0   162,653
Nucentrix Broadband Networks Com    670198100       179,292  2,241,152  Sole           990,600 1,250,552
Peak International Ltd.      Com    G69586108     6,936,398  1,268,080  Sole                 0 1,268,080
PNC Financial Services Group Com    693475105    23,149,478    486,538  Sole           293,600   192,938
Reuters Group PLC            Com    76132M102    16,377,143    756,450  Sole           508,900   247,550
RF Monolithics Inc.          Com    74955F106     1,254,728    189,250  Sole                 0   189,250
Rockford Corp.               Com    77316P101     9,882,327  1,434,300  Sole           703,700   730,600
Sangstat Medical Corp.       Com    801990185       276,750     12,300  Sole                 0    12,300
Sears Roebuck & Co.          Com    812387108    23,813,390    544,555  Sole           347,100   197,455
Spectrum Control             Com    847615101     9,321,480  1,360,800  Sole           789,800   571,000
Sprint Corporation           Com    852061100    31,268,795  2,070,781  Sole         1,311,000   759,781
Sunrise Telecom              Com    86769Y105        89,900     29,000  Sole            29,000         0
Tyco International Ltd.      Com    902124106    10,507,067    514,296  Sole           326,500   187,796
United Therapeutics Corp.    Com    91307C102     8,131,835    359,975  Sole                 0   359,975
UST Inc.                     Com    902911106    12,451,961    353,950  Sole           282,700    71,250
Walt Disney Co.              Com    254687106     7,896,273    391,486  Sole                 0   391,486
Waste Management Inc.        Com    94106L109    16,325,553    623,827  Sole           337,300   286,527
WSFS Financial               Com    929328102    10,499,884    249,285  Sole                 0   249,285

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